OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUALS

NOTE 7 - OTHER PAYABLES AND ACCRUALS

Other payables and accruals consist of the followings:

	As of December 31,
	2024	2023
Accrued production cost	$203,780	$252,569
Accrued salary	133,619	177,995
Accrued social security benefits	68,643	110,906
Accrued utilities	33,125	34,683
Accrued business tax and others	49,201	49,197
Total	$488,368	$625,350